[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
April 30, 2001

Merrill Lynch
Retirement
Reserves
Money Fund

Merrill Lynch Retirement Series Trust

www.mlim.ml.com

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

DEAR SHAREHOLDERS

For the six months ended April 30, 2001, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 5.75% and 5.55%, respectively.* The Fund's Class I and Class II Shares had 7-day yields as of April 30, 2001 of 4.65% and 4.45%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 2001 was 75 days, compared to 65 days at October 31, 2000.

The Environment

The economic outlook has undergone a reversal since our last report to shareholders dated October 31, 2000. The robust growth of late summer has given way to an abrupt decline in economic activity. During the last half of 2000, corporate earnings were weakened in part by high energy costs and the inability of corporations to pass on higher prices. In addition, revenue growth and sales did not meet overly optimistic targets. Gains in productivity, while real, were not enough to offset these factors. In autumn, the equity markets began to experience stress, as these problems became more widespread. The technology sector especially suffered serious declines. A fall-off in consumer activity followed, with holiday season sales only slightly above those of the previous year, and this was accomplished only by deep discounting at the retail level.

In early January 2001, it became apparent that the fall-off in manufacturing activity reached levels not seen since the last recession in 1991. This likely prompted the Federal Reserve Board's intermeeting interest rate cut of 50 basis points (0.50%) on January 3, 2001. This unambiguous move by the Federal Open Market Committee (FOMC) stabilized the markets and left investors with the expectation of further interest rate cuts in the near future. An eye-opening decline in consumer confidence in late January gave the Federal Reserve Board more reason to cut the Federal Funds rate by another 50 basis points at its FOMC meeting on January 31, 2001 and again on March 20, 2001. Although economic news was mixed in February and March, corporate earnings warnings and new equity market lows triggered capital flight to the short end of the fixed-income market. Inventory accumulation continues to drag on corporate profits, resulting in job cuts and slower consumer demand. As an additional boost to the still-sluggish economy and to bolster consumer confidence, the FOMC surprised the markets again with an additional 50 basis point cut on April 18, 2001. Declines in business inventories and capital expenditures, coupled with lackluster corporate profits, were among the reasons cited for the most recent 50 basis point interest rate cut in May. However, at this time, the magnitude of further Federal Reserve Board action remains in question. Most investors have priced in a worst-case scenario, while conversely, some FOMC members anticipate an economic recovery by year end.

Portfolio Strategy

During the six-month period ended April 30, 2001, we maintained an average life that ranged from 60 days to 80 days. We focused our investment strategy in the closing months of 2000 primarily on shorter-dated maturities in the three-month sector, as a flat yield curve provided little incentive to do otherwise. After year end, as more evidence of a possible slowing mounted, we began extending the Fund's average maturity to 70 days by adding one-year bank product and one-year-two-year agency coupons. At this time, the money market yield curve as well as the short end of the Treasury yield curve remained sharply inverted, pricing in a good amount of further monetary easing. Therefore, we trimmed modest amounts of longer-exposure issues and purchased securities

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

with maturities in the three-month, six-month and nine-month sectors.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                        4/30/01         10/31/00
--------------------------------------------------------------------------------
Bank Notes ........................................       4.3%            6.3%
Certificates of Deposit ...........................       1.7             2.0
Certificates of Deposit--European .................       6.7             3.5
Certificates of Deposit--Yankee ...................      12.1            19.3
Commercial Paper ..................................      40.6            39.4
Corporate Notes ...................................      12.3            15.5
Funding Agreements ................................       3.7             2.2
Promissory Notes ..................................       1.6              --
Repurchase Agreements..............................       1.7              --
Time Deposits .....................................        --             1.2
US Government, Agency &
  Instrumentality
  Obligations--Discount ...........................       7.5              --
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount ....................................       9.1            11.7
Liabilities in Excess of Other Assets .............      (1.3)           (1.1)
                                                        -----           -----
Total                                                   100.0%          100.0%
                                                        =====           =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee

/s/ John Ng

John Ng
Vice President and Portfolio Manager

June 5, 2001

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                             Face           Interest      Maturity
Issue                       Amount            Rate*         Date        Value
-------------------------------------------------------------------------------
Bank Notes--4.3%
-------------------------------------------------------------------------------
Bank of                   $200,000            4.65+%      6/06/2001  $  199,996
America, NA                  5,000            4.771+      7/11/2001       5,004
-------------------------------------------------------------------------------
Bank One NA,                50,000            6.17        6/27/2001      50,122
Chicago
-------------------------------------------------------------------------------
Bank One NA,                25,000            6.51        6/04/2001      25,031
Indiana
-------------------------------------------------------------------------------
National City               50,000            4.831+      7/05/2001      50,002
Bank of Ohio
-------------------------------------------------------------------------------
U.S. Bank, NA               10,000            5.159+      7/18/2001      10,003
                             7,500            5.039+     11/21/2001       7,500
-------------------------------------------------------------------------------
U.S. Bank, NA,              25,000            4.635+      6/25/2001      24,999
North Dakota
-------------------------------------------------------------------------------
Total Bank Notes   (Cost--$372,502) ...............................     372,657
-------------------------------------------------------------------------------
Certificates of Deposit--1.7%
-------------------------------------------------------------------------------
Comerica Bank               50,000            4.63+       6/27/2001      49,997
-------------------------------------------------------------------------------
SouthTrust Bank, NA         50,000            6.62        5/29/2001      50,066
-------------------------------------------------------------------------------
State Street                50,000            5.90        7/03/2001      50,138
Bank & Trust
-------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$149,996) ....................     150,201
-------------------------------------------------------------------------------
Certificates of Deposit--European--6.7%
-------------------------------------------------------------------------------
Abbey National              50,000            5.21        2/20/2002      50,336
Treasury Services
PLC, London
-------------------------------------------------------------------------------
Banca Intesa,              100,000            4.78        6/26/2001     100,078
London
-------------------------------------------------------------------------------
Bayerische Hypo-            50,000            7.04        7/17/2001      50,275
und Vereinsbank
AG, London
-------------------------------------------------------------------------------
ING Bank NV, London         60,000            4.83        6/12/2001      60,001
-------------------------------------------------------------------------------
Merita Bank PLC,            75,000            4.31        7/25/2001      75,012
London
-------------------------------------------------------------------------------
Norddeutsche                53,000            6.38        6/14/2001      53,097
Landesbank
Girozentrale, London
-------------------------------------------------------------------------------
Westdeutsche                50,000            7.00        5/02/2001      50,004
Landesbank                  65,000            4.83        6/18/2001      65,000
Girozentrale, London        75,000            4.80        7/02/2001      75,067
-------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$578,006)...................................................     578,870
-------------------------------------------------------------------------------
Certificates of Deposit--Yankee--12.1%
-------------------------------------------------------------------------------
Bank Austria AG, NY         40,000            4.65+       7/05/2001      39,998
                            25,000            6.88        9/04/2001      25,207
-------------------------------------------------------------------------------
Bayerische Hypo- und        35,000            6.90        8/22/2001      35,260
Vereinsbank AG, NY          25,000            6.88        9/04/2001      25,207
-------------------------------------------------------------------------------
Bayerische                 145,000            4.64+       8/03/2001     144,987
Landesbank
Girozentrale, NY
-------------------------------------------------------------------------------
Canadian Imperial           25,000            7.13        6/29/2001      25,106
Bank of Commerce,           50,000            6.98        7/16/2001      50,256
NY
-------------------------------------------------------------------------------
Commerzbank                 25,000            7.145       6/26/2001      25,100
AG, NY                      25,000            7.14        6/27/2001      25,102
                            50,000            7.00        7/17/2001      50,262
                            25,500            7.055       7/20/2001      25,642
                            49,500            7.00        8/02/2001      49,814
-------------------------------------------------------------------------------
Deutsche Bank              100,000            6.70        10/10/200     100,999
AG, NY
-------------------------------------------------------------------------------
Landesbank                  50,000            6.045       9/24/2001      50,332
Hessen-Thuringen
Girozentrale, NY
-------------------------------------------------------------------------------
Merita Bank PLC,            50,000            4.30        5/01/2002      49,995
NY
-------------------------------------------------------------------------------
Norddeutsche                32,000            4.96        5/22/2001      32,000
Landesbank
Girozentrale, NY
-------------------------------------------------------------------------------
Royal Bank of              100,000            4.62+       6/07/2001      99,995
Canada, NY                  50,000            4.615+      7/06/2001      49,997
-------------------------------------------------------------------------------
Svenska                     63,500            7.00        7/16/2001      63,828
Handelsbanken               79,000            6.89        8/24/2001      79,596
AB, NY
-------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$1,044,437).................................................   1,048,683
-------------------------------------------------------------------------------
Commercial Paper--40.6%
-------------------------------------------------------------------------------
AT&T Corp.                  98,950            4.78+       7/13/2001      98,884
-------------------------------------------------------------------------------
Alcatel SA                  25,000            4.26        7/12/2001      24,783
-------------------------------------------------------------------------------
Amsterdam                   25,000            4.70        5/01/2001      24,997
Funding                     25,000            4.96        5/10/2001      24,966
Corp.                       25,000            4.96        5/22/2001      24,924
                            68,146            4.88        5/30/2001      67,869
-------------------------------------------------------------------------------
Apreco, Inc.                13,856            5.00        5/10/2001      13,837
                            16,144            4.84        6/05/2001      16,067
                            25,000            4.82        6/08/2001      24,869
                            25,000            4.65        7/10/2001      24,789
-------------------------------------------------------------------------------
Bavaria TRR Corp.           43,289            5.02        5/03/2001      43,271
                            31,711            4.45        5/24/2001      31,617
-------------------------------------------------------------------------------
Bear Stearns               100,000            5.17        6/08/2001      99,483
Companies, Inc.
-------------------------------------------------------------------------------
Bills Securitization        50,000            4.83        6/05/2001      49,761
Ltd.                        50,000            4.74        6/21/2001      49,687
-------------------------------------------------------------------------------
Blue Ridge Asset            16,137            5.00        5/21/2001      16,092
Funding Corp.               11,375            4.83        6/06/2001      11,319
-------------------------------------------------------------------------------
CXC Incorporated            31,582            5.05        5/10/2001      31,538
                            30,000            6.10        6/15/2001      29,818
-------------------------------------------------------------------------------
Centric Capital             40,000            4.50        5/03/2001      39,985
Corp.                       10,500            5.25        5/07/2001      10,490

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face           Interest      Maturity
Issue                       Amount            Rate*         Date        Value
-------------------------------------------------------------------------------
Commercial Paper (continued)
-------------------------------------------------------------------------------
Centric Capital           $  5,800            4.91 %      5/22/2001  $    5,783
Corp.                       10,500            4.80        6/01/2001      10,455
(concluded)                  7,300            4.80        6/12/2001       7,258
                             8,332            4.76        6/19/2001       8,282
                            21,000            6.00        6/22/2001      20,866
                             6,400            4.77        6/26/2001       6,357
                            27,000            4.77        6/27/2001      26,815
                            19,700            4.76        6/29/2001      19,561
                            20,000            4.77        6/29/2001      19,858
                             9,500            4.70        7/12/2001       9,418
                            42,300            4.70        7/16/2001      41,913
-------------------------------------------------------------------------------
Clipper                     50,000            4.99        5/02/2001      49,986
Receivables Corp.           20,000            4.55        5/18/2001      19,955
-------------------------------------------------------------------------------
Credit Suisse First         15,000            4.85        6/04/2001      14,930
Boston Inc.
-------------------------------------------------------------------------------
Delaware                    87,569            5.04        5/04/2001      87,520
Funding Corp.               50,439            5.00        5/14/2001      50,342
-------------------------------------------------------------------------------
Den Danske Corp.            14,000            5.55        9/17/2001      13,772
-------------------------------------------------------------------------------
Edison Asset                50,000            4.89        5/03/2001      49,980
Securitization, LLC        150,000            4.95        5/16/2001     149,680
                            50,000            4.87        6/01/2001      49,784
-------------------------------------------------------------------------------
Enterprise Funding          51,345            4.93        5/24/2001      51,176
Corp.
-------------------------------------------------------------------------------
Falcon Asset                48,240            4.92        5/21/2001      48,102
Securitization Corp.        64,365            4.95        5/25/2001      64,144
-------------------------------------------------------------------------------
Fleet Funding               40,000            4.99        5/08/2001      39,956
Corporation                 40,000            4.99        5/09/2001      39,950
                            15,419            4.99        5/10/2001      15,398
-------------------------------------------------------------------------------
Forrestal Funding           42,212            5.00        5/09/2001      42,159
Master Trust                50,000            4.95        5/22/2001      49,849
                            30,000            4.80        6/08/2001      29,845
                            50,482            4.72        6/22/2001      50,160
-------------------------------------------------------------------------------
Gannett Company,            35,000            5.00        5/07/2001      34,965
Inc.
-------------------------------------------------------------------------------
General Electric            40,000            6.52        5/01/2001      39,994
Capital Corp.               50,000            6.00        6/01/2001      49,786
-------------------------------------------------------------------------------
General Electric            60,000            6.52        5/01/2001      59,992
Capital Services Inc.
-------------------------------------------------------------------------------
Greyhawk Funding,           14,000            5.00        5/01/2001      13,998
LLC
-------------------------------------------------------------------------------
Intrepid Funding            27,137            5.27        5/04/2001      27,122
Master Trust                 7,415            5.00        5/23/2001       7,392
                            10,151            4.92        5/30/2001      10,109
                            29,279            4.78        6/01/2001      29,154
                            26,018            4.69        7/03/2001      25,818
-------------------------------------------------------------------------------
Kitty Hawk                   9,034            4.96        5/11/2001       9,020
Funding Corp.               15,138            4.85        6/04/2001      15,068
-------------------------------------------------------------------------------
Lone Star Funding,          75,000            4.97        6/13/2001      74,565
LLC
-------------------------------------------------------------------------------
Mont Blanc                  20,276            5.27        5/10/2001      20,248
Capital Corp.
-------------------------------------------------------------------------------
Monte Rosa                  49,000            5.00        5/11/2001      48,925
Capital Corporation
-------------------------------------------------------------------------------
Morgan Stanley,             50,000            5.00        5/16/2001      49,893
Dean Witter & Co.          100,000            4.69+       9/12/2001     100,000
-------------------------------------------------------------------------------
Newport Funding             50,000            5.04        5/07/2001      49,951
Corp.
-------------------------------------------------------------------------------
Old Line Funding            10,275            4.93        5/03/2001      10,271
Corp.                       38,587            4.98        5/17/2001      38,496
                            52,800            4.90        5/24/2001      52,628
-------------------------------------------------------------------------------
Park Avenue                100,423            5.00        5/17/2001     100,186
Receivables Corp.
-------------------------------------------------------------------------------
Preferred                   32,350            4.50        5/10/2001      32,310
Receivables                 40,370            4.75        6/06/2001      40,173
Funding Corp.
-------------------------------------------------------------------------------
Rio Tinto Ltd.              83,075            4.68        7/02/2001      82,450
-------------------------------------------------------------------------------
SK Global                   30,000            5.29        5/11/2001      29,954
America, Inc.
-------------------------------------------------------------------------------
Santander                   67,000            6.42        5/15/2001      66,865
Central Hispano
Finance (Delaware),
Inc.
-------------------------------------------------------------------------------
Sinochem American           54,000            4.80        6/05/2001      53,742
C.P., Inc.
-------------------------------------------------------------------------------
Spintab AB                  50,000            5.17        6/06/2001      49,754
                            28,000            4.70        7/10/2001      27,763
                            22,000            4.35        7/17/2001      21,796
-------------------------------------------------------------------------------
Transamerica               100,000            4.70        6/20/2001      99,385
Finance
Corporation
-------------------------------------------------------------------------------
UBS Finance                100,000            6.00        6/19/2001      99,396
(Delaware) Inc.
-------------------------------------------------------------------------------
Unilever Capital            82,500            5.11+       9/07/2001      82,567
Corp.
-------------------------------------------------------------------------------
WCP Funding Inc.            50,000            5.05        5/08/2001      49,944
-------------------------------------------------------------------------------
Windmill Funding            50,000            4.90        5/23/2001      49,843
Corp.
-------------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,504,859) .........................   3,505,823
-------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face           Interest      Maturity
Issue                       Amount            Rate*         Date        Value
-------------------------------------------------------------------------------
Corporate Notes--12.3%
-------------------------------------------------------------------------------
American Honda            $ 25,000            5.399+%     8/10/2001 $    25,000
Finance Corp.               25,000            5.36+       8/23/2001      25,014
-------------------------------------------------------------------------------
Associates                   9,000            5.875       5/16/2001       9,003
Corporation of              34,000            4.856+      6/26/2001      34,026
North America
-------------------------------------------------------------------------------
Chrysler Financial          27,500            5.25       10/22/2001      27,541
Corporation
-------------------------------------------------------------------------------
Credit Suisse               25,000            4.65+      10/10/2001      25,000
First Boston
International
(Guernsey) Limited
-------------------------------------------------------------------------------
DaimlerChrysler             65,500            5.45+      11/08/2001      64,596
North America
Holdings Corp.
-------------------------------------------------------------------------------
Ford Motor                  25,000            5.55+      11/16/2001      25,009
Credit Company             240,000            5.104+      1/07/2002     239,963
-------------------------------------------------------------------------------
General Motors              50,000            4.724+      7/09/2001      49,994
Acceptance Corp.            10,000            5.619+      8/10/2001      10,006
-------------------------------------------------------------------------------
Goldman Sachs               27,000            4.94+       5/13/2002      27,000
Group, Inc.
-------------------------------------------------------------------------------
Household Finance           75,000            4.778+      7/20/2001      75,035
Corp.                      100,000            5.053+      5/17/2002     100,000
-------------------------------------------------------------------------------
International               28,500            5.377+      5/21/2001      28,501
Business Machines
Corp.
-------------------------------------------------------------------------------
Morgan Stanley,             50,000            5.048+      5/16/2002      50,000
Dean Witter & Co.
-------------------------------------------------------------------------------
NationsBank NA              15,000            5.12+       5/25/2001      15,003
-------------------------------------------------------------------------------
Salomon, Smith              18,000            5.02+       8/23/2001      18,019
Barney Holdings, Inc.
-------------------------------------------------------------------------------
Strategic Money            175,000            4.87+       9/24/2001     175,000
Market Trust
2000-H
-------------------------------------------------------------------------------
Structured                  40,000            4.94+      10/04/2001      40,062
Asset Vehicle
Securities Trust,
Series 99-1
-------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,064,343) ..........................   1,063,772
-------------------------------------------------------------------------------
Funding Agreements--3.7%
-------------------------------------------------------------------------------
General Electric            50,000            5.139+      5/18/2001      50,000
Life and Annuity
Assurance Co.
-------------------------------------------------------------------------------
Hartford Life               50,000            5.129+     12/03/2001      50,000
Insurance Company
-------------------------------------------------------------------------------
Jackson National            50,000            5.129+      5/01/2001      50,000
Life Insurance Co.          50,000            4.51+       5/01/2002      50,000
-------------------------------------------------------------------------------
Monumental Life             30,000            5.224+      8/17/2001      30,000
Insurance Company
-------------------------------------------------------------------------------
New York Life               50,000            5.113+      5/31/2001      50,000
Insurance Company
-------------------------------------------------------------------------------
Principal Life              20,000            5.179+      2/15/2002      20,000
Insurance Company
-------------------------------------------------------------------------------
The Travelers               20,000            5.139+      3/01/2002      20,000
Insurance Company
-------------------------------------------------------------------------------
Total Funding Agreements (Cost--$320,000) .........................     320,000
-------------------------------------------------------------------------------
Promissory Notes--1.6%
-------------------------------------------------------------------------------
Goldman Sachs              100,000            4.531+     12/13/2001     100,000
Group, Inc.                 40,000            4.516+      1/17/2002      40,000
-------------------------------------------------------------------------------
Total Promissory Notes (Cost--$140,000) ...........................    140,000
-------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Discount--7.5%
-------------------------------------------------------------------------------
Federal Farm                30,000            4.42        2/15/2002      29,010
Credit Bank
-------------------------------------------------------------------------------
Federal Home               177,625            5.045       7/25/2001     175,851
Loan Banks                 100,000            4.89        7/27/2001      98,980
                           100,000            5.05        7/27/2001      98,980
                            24,832            4.75        2/04/2002      24,042
-------------------------------------------------------------------------------
Federal Home                32,956            4.77        1/31/2002      31,924
Loan Mortgage
Corp.
-------------------------------------------------------------------------------
Federal National            25,000            5.74        8/10/2001      24,705
Mortgage                    50,000            4.45        8/17/2001      49,370
Association                 75,000            4.02       11/16/2001      73,304
                            30,000            4.00        4/05/2002      28,842
                            15,000            4.05        4/11/2002      14,411
-------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$648,175) ............................     649,419
-------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Non-Discount--9.1%
-------------------------------------------------------------------------------
Federal Home                60,000            6.375      11/15/2002      61,632
Loan Banks                  25,000            5.25        1/10/2003      25,219
                            48,000            5.45        1/10/2003      48,330
                            30,000            5.385       1/30/2003      30,216
-------------------------------------------------------------------------------
Federal Home Loan           25,000            5.50        5/15/2002      25,284
Mortgage Corp.              15,000            7.15        7/11/2002      15,096
                            75,000            5.81        1/09/2003      75,454
                            30,000            5.65        1/10/2003      30,254
-------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                             Face           Interest      Maturity
Issue                       Amount            Rate*         Date        Value
-------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)
-------------------------------------------------------------------------------
Federal National          $ 50,000            4.041+%     9/17/2001 $    49,985
Mortgage                    35,000            5.51        1/22/2003      35,273
Association                 15,000            5.125       3/05/2003      15,028
-------------------------------------------------------------------------------
Student                    100,000            4.241+      2/28/2002     100,062
Loan Marketing              70,000            4.211+      3/11/2002      69,971
Association                 75,000            4.211+      3/18/2002      74,968
                           100,000            4.211+      4/12/2002      99,973
-------------------------------------------------------------------------------
US Treasury Notes           28,000            4.25        3/31/2003      27,965
-------------------------------------------------------------------------------
Total US Government, Agency &
Instrumentality Obligations--Non-Discount
(Cost--$781,790).............. ....................................     784,710
-------------------------------------------------------------------------------

Face
Amount                            Issue                                 Value
-------------------------------------------------------------------------------
Repurchase Agreements**--1.7%
-------------------------------------------------------------------------------
$142,026                          HSBC Securities (USA) Inc.,
                                  purchased on 4/30/2001 to yield
                                  4.63% on 5/01/2001                 $  142,026
-------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$142,026)...................................................     142,026
-------------------------------------------------------------------------------
Total Investments (Cost--$8,746,134)--101.3% ......................   8,756,161

Liabilities in Excess of Other Assets--(1.3%) .....................    (114,398)
                                                                     ----------
Net Assets--100.0% ................................................  $8,641,763
                                                                     ==========
-------------------------------------------------------------------------------

   * Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 2001.

   ** Repurchase Agreements are fully collateralized by US Government & Agency
      Obligations.

   +  Floating rate note.

   See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 2001

Assets:       Investments, at value (identified cost--$8,746,133,876*) .......                         $ 8,756,160,948
              Cash............................................................                               2,449,454
              Receivables:
                Interest......................................................   $    67,229,361
                Beneficial interest sold......................................           242,529            67,471,890
                                                                                 ---------------

              Prepaid registration fees and other assets .....................                                 465,513
                                                                                                       ---------------
              Total assets....................................................                           8,826,547,805
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
Liabilities:  Payables:
                Securities purchased..........................................        99,995,143
                Beneficial interest redeemed..................................        77,362,933
                Investment adviser............................................         2,843,580
                Distributor...................................................            77,168           180,278,824
                                                                                 ---------------
              Accrued expenses................................................                               4,505,948
                                                                                                       ---------------
              Total liabilities...............................................                             184,784,772
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets......................................................                         $ 8,641,763,033
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------
Net Assets    Class I shares of beneficial interest, $.10 par value, unlimited
Consist of:   number of shares authorized.....................................                         $   818,733,475
              Class II shares of beneficial interest, $.10 par value, unlimited
              number of shares authorized.....................................                              44,440,121
              Paid-in capital in excess of par................................                           7,768,562,365
              Unrealized appreciation on investments--net ....................                              10,027,072
                                                                                                       ---------------
              Net assets......................................................                         $ 8,641,763,033
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------
Net Asset     Class I--Based on net assets of $8,196,730,339 and 8,187,334,751
Value:        shares outstanding..............................................                         $          1.00
                                                                                                       ===============
              Class II--Based on net assets of $445,032,694 and 444,401,210
              shares outstanding..............................................                         $          1.00
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of April 30, 2001, net unrealized appreciation for Federal income tax purposes amounted to $10,027,072, of which $11,192,926 related to appreciated securities and $1,165,854 related to depreciated securities.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

Statement of Operations

                                                                                                            For the Six Months Ended
                                                                                                                      April 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:    Interest and amortization of premium and discount earned ..                                    $   279,984,207
------------------------------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees...................................       $    17,055,114
                      Transfer agent fees--Class I...............................             8,138,248
                      Distribution fees--Class II................................               502,400
                      Transfer agent fees--Class II..............................               482,112
                      Accounting services........................................               427,468
                      Printing and shareholder reports...........................               360,013
                      Registration fees..........................................               352,991
                      Custodian fees.............................................               122,366
                      Professional fees..........................................                91,663
                      Trustees' fees and expenses................................                50,911
                      Interest expense...........................................                28,921
                      Pricing services...........................................                 9,090
                      Other......................................................                64,321
                                                                                        ---------------

                      Total expenses.............................................                                         27,685,618
                                                                                                                     ---------------
                      Investment income--net.....................................                                        252,298,589
                                                                                                                     ---------------
------------------------------------------------------------------------------------------------------------------------------------
Realized &            Realized gain on investments--net.........                                                             964,392
Unrealized Gain       Change in unrealized appreciation on investments--net                                                9,902,737
On Investments--                                                                                                     ---------------
Net:                  Net Increase in Net Assets Resulting from Operations                                           $   263,165,718
                                                                                                                     ===============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

Statements of Changes in Net Assets


                                                                                               For the Six            For the
                                                                                              Months Ended           Year Ended
Increase (Decrease) in Net Assets:                                                            April 30, 2001       Oct. 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net............................................    $    252,298,589     $   799,020,108
                      Realized gain (loss) on investments--net..........................             964,392            (482,835)
                      Change in unrealized appreciation/depreciation on investments--net           9,902,737          14,387,777
                                                                                            ----------------     ---------------
                      Net increase in net assets resulting from operations .............         263,165,718         812,925,050
                                                                                            ----------------     ---------------
------------------------------------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class I ........................................................        (238,572,663)       (740,405,441)
Shareholders:           Class II........................................................         (13,725,926)        (58,131,832)
                      Realized gain on investments--net:
                        Class I.........................................................            (910,639)                 --
                        Class II........................................................             (53,753)                 --
                                                                                            ----------------     ---------------
                      Net decrease in net assets resulting from dividends and
                      distributions to shareholders ....................................        (253,262,981)       (798,537,273)
                                                                                            ----------------     ---------------
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial
Transactions:         interest transactions.............................................      (1,265,061,065)     (5,347,226,094)
                                                                                            ----------------     ---------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets.....................................       (1,255,158,328)     (5,332,838,317)
                      Beginning of period..............................................        9,896,921,361      15,229,759,678
                                                                                            ----------------     ---------------
                      End of period....................................................     $  8,641,763,033     $ 9,896,921,361
                                                                                            ================     ===============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

Financial Highlights

                                                                                         Class I
                                                         ---------------------------------------------------------------------------
The following per share data and ratios have been derived  For the Six
from information provided in the financial statements.     Months Ended                 For the Year Ended October 31,
                                                            April 30,   ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                       2001           2000           1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share     Net asset value, beginning of period ...   $      1.00     $      1.00    $      1.00     $      1.00     $      1.00
Operating                                                -----------     -----------    -----------     -----------     -----------
Performance:  Investment income--net .................         .0279           .0583          .0474           .0517           .0512
              Realized and unrealized gain (loss) on
              investments--net .......................         .0012           .0010         (.0012)          .0004           .0001
                                                         -----------     -----------    -----------     -----------     -----------
              Total from investment operations .......         .0291           .0593          .0462           .0521           .0513
                                                         -----------     -----------    -----------     -----------     -----------
              Less dividends and distributions:
                Investment income--net ...............        (.0279)         (.0583)        (.0474)         (.0517)         (.0512)
                Realized gain on investments--net.....        (.0001)             --             --          (.0001)         (.0001)
                                                         -----------     -----------    -----------     -----------     -----------
              Total dividends and distributions ......        (.0280)         (.0583)        (.0474)         (.0518)         (.0513)
                                                         -----------     -----------    -----------     -----------     -----------
              Net asset value, end of period .........   $      1.00     $      1.00    $      1.00     $      1.00     $      1.00
                                                         ===========     ===========    ===========     ===========     ===========
              Total investment return ................          5.75%*          5.93%          4.84%           5.31%           5.35%
                                                         ===========     ===========    ===========     ===========     ===========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to     Expenses, excluding interest expense ...           .60%*           .51%           .50%            .55%            .54%
Average                                                  ===========     ===========    ===========     ===========     ===========
Net Assets:   Expenses ...............................           .61%*           .51%           .50%            .55%            .54%
                                                         ===========     ===========    ===========     ===========     ===========
              Investment income and realized gain
              on investments--net ....................          5.65%*          5.76%          4.75%           5.19%           5.13%
                                                         ===========     ===========    ===========     ===========     ===========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental  Net assets, end of period (in thousands)   $ 8,196,730     $ 9,303,582    $13,865,025     $13,917,721     $10,690,345
Data:                                                    ===========     ===========    ===========     ===========     ===========
------------------------------------------------------------------------------------------------------------------------------------

*     Annualized.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

FINANCIAL INFORMATION (concluded)
Financial Highlights  (concluded

                                                                                   Class II
                                                           ------------------------------------------------------------
                                                              For the                                         For the
The following per share data and ratios have been derived   Six Months           For the Year                 Period
from information provided in the financial statements.        Ended              Ended Oct. 31,            Oct.5, 1998+
                                                             April 30,    ----------------------------      to Oct. 31,
Increase (Decrease) in Net Asset Value:                        2001            2000          1999               1998
-----------------------------------------------------------------------------------------------------------------------
Per Share     Net asset value, beginning of period ....    $      1.00    $       1.00   $       1.00     $       1.00
Operating                                                 ------------    ------------   ------------     ------------
Performance:  Investment income--net ..................          .0269           .0566          .0454            .0037
              Realized and unrealized gain (loss) on
              investments--net ........................          .0012           .0010         (.0019)           .0010
                                                          ------------    ------------   ------------     ------------
              Total from investment operations ........          .0281           .0576          .0435            .0047
                                                          ------------    ------------   ------------     ------------
              Less dividends and distributions:
                Investment income--net ................         (.0269)         (.0566)        (.0454)          (.0037)
                                                          ------------    ------------   ------------     ------------
                Realized gain on investments--net .....         (.0001)             --             --              --++
                                                          ------------    ------------   ------------     ------------
              Total dividends and distributions .......         (.0270)         (.0566)        (.0454)          (.0037)
              Net asset value, end of period ..........   $       1.00    $       1.00   $       1.00     $       1.00
                                                          ============    ============   ============     ============
              Total investment return .................           5.55%*          5.72%          4.63%            5.16%*
                                                          ============    ============   ============     ============
-----------------------------------------------------------------------------------------------------------------------
Ratios to     Expenses, excluding interest expense ...             .80%*           .71%           .71%             .72%*
Average                                                   ============    ============   ============     ============
Net Assets:   Expenses ................................            .80%*           .71%           .71%             .72%*
                                                          ============    ============   ============     ============
              Investment income and realized gain on
              investments--net ........................           5.48%*          5.52%          4.54%            4.69%*
                                                          ============    ============   ============     ============
-----------------------------------------------------------------------------------------------------------------------
Supplemental  Net assets, end of period (in thousands)    $    445,033    $    593,339   $  1,364,735     $     56,385
Data:                                                     ============    ============   ============     ============
-----------------------------------------------------------------------------------------------------------------------


*     Annualized.
+     Commencement of operations.
++    Amount is less than $.0001 per share.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of
 .20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the six months ended April 30, 2001, the Fund reimbursed MLIM an aggregate of $125,980 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $1,265,061,065 and $5,347,226,094 for the six months ended April 30, 2001 and for the year ended October 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six                                 Dollar
Months Ended April 30, 2001            Shares              Amount
--------------------------------------------------------------------------------

Shares sold ..................     9,764,199,774      $  9,764,199,774
Shares issued to share-
holders in reinvestment
of dividends and
distributions ................       239,450,381           239,450,381
                                 ---------------      ----------------
Total issued .................    10,003,650,155        10,003,650,155
Shares redeemed ..............   (11,119,837,652)      (11,119,837,652)
                                 ---------------      ----------------
Net decrease .................    (1,116,187,497)     $ (1,116,187,497)
                                 ===============      ================
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                Dollar
Ended October 31, 2000                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..................    40,677,388,358     $  40,677,388,358
Shares issued to share-
holders in reinvestment
of dividends .................       738,753,837           738,753,837
                                 ---------------     -----------------
Total issued .................    41,416,142,195        41,416,142,195
Shares redeemed ..............   (45,990,891,495)      (45,990,891,495)
                                 ---------------     -----------------

Net decrease .................    (4,574,749,300)    $  (4,574,749,300)
                                  ==============     =================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Six                                Dollar
Months Ended April 30, 2001            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..................       117,841,782     $     117,841,782
Shares issued to share-
holders in reinvestment
of dividends and
distributions ................        13,776,221            13,776,221
                                 ---------------     -----------------
Total issued .................       131,618,003           131,618,003
Shares redeemed ..............      (280,491,571)         (280,491,571)
                                 ---------------     -----------------
Net decrease .................      (148,873,568)    $    (148,873,568)
                                 ===============     =================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                               Dollar
Ended October 31, 2000                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..................     3,071,695,373     $   3,071,695,373
Shares issued to share-
holders in reinvestment
of dividends .................        58,326,688            58,326,688
                                 ---------------     -----------------
Total issued .................     3,130,022,061         3,130,022,061
Shares redeemed ..............    (3,902,498,855)       (3,902,498,855)
                                 ---------------     -----------------
Net decrease .................      (772,476,794)    $    (772,476,794)
                                 ===============     =================
--------------------------------------------------------------------------------

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the six months ended April 30, 2001, the average amount outstanding was approximately $836,000 and the daily weighted average interest rate was 6.98%.

5. Capital Loss Carryforward:

At October 31, 2000, the Fund had a net capital loss carryforward of approximately $808,000, of which $325,000 expires in 2007 and $483,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Retirement Reserves Money Fund                     April 30, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee and Joseph T. Monagle, Jr., Senior Vice President of Merrill Lynch Retirement Reserves Money Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

[LOGO] Merrill Lynch Investment Managers        [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                    #10262--4/01
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